Operating, General And Administrative Expenses And Restructuring Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Employee salaries and benefits	$ 657	$ 663
Purchase of goods and services	2,373	2,514
Total operating costs	3,030	3,177
Employee-related restructuring costs	$ 14	$ 9